SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 84.6%
INDIA -- 84.6%

                                          SHARES      VALUE
-----------------------------------------------------------------
Auto and Parts -- 0.0%
-----------------------------------------------------------------
IFB Industries Ltd.(1)                           50   $         5
Maker of automotive parts.
-----------------------------------------------------------------
                                                      $         5
-----------------------------------------------------------------
Banking and Finance -- 5.9%
-----------------------------------------------------------------
HDFC Bank Ltd.                              200,000   $   953,299
One of the fastest growing private
sector banks in India.
ICICI Bank Ltd.(1)                           64,050       408,319
Has emerged as one of India's leading
new private sector bank with emphasis on
technology.
-----------------------------------------------------------------
                                                      $ 1,361,618
-----------------------------------------------------------------
Banks and Money Services -- 0.0%
-----------------------------------------------------------------
State Bank of India(2)                          100   $       412
The largest public sector commercial
bank in India, with over 8000 branches.
Engaged in retail banking and a range of
non-fund based activities.
-----------------------------------------------------------------
                                                      $       412
-----------------------------------------------------------------
Beverages -- 2.1%
-----------------------------------------------------------------
United Breweries Ltd.(2)                    250,950   $   489,213
India's dominant beer & spirits producer
& distributor.
-----------------------------------------------------------------
                                                      $   489,213
-----------------------------------------------------------------
Broadcasting and Cable -- 3.0%
-----------------------------------------------------------------
Zee Telefilms Ltd.                          118,400   $   702,588
Dominant television broadcaster in
India.
-----------------------------------------------------------------
                                                      $   702,588
-----------------------------------------------------------------
Chemicals -- 6.6%
-----------------------------------------------------------------
Reliance Industries Ltd.                    212,794   $ 1,545,355
Integrated petrochemical company with
world class capacities and major
presence in polyesters and polymers.
-----------------------------------------------------------------
                                                      $ 1,545,355
-----------------------------------------------------------------
Computer Software -- 9.7%
-----------------------------------------------------------------
Infosys Technologies Ltd.                     6,800   $   831,143
India's dominant software services
provider.
                                          SHARES      VALUE
-----------------------------------------------------------------

Computer Software (continued)
-----------------------------------------------------------------
Onward Technologies Ltd.                        500   $     1,105
Software unit of Novell India.
Satyam Computer Services Ltd.               144,000       997,172
One of India's fastest growing software
companies.
Visualsoft (India) Ltd.                      27,900       430,723
Has a revenue mix unique in Indian
information technology services, with
software services and products
constituting over 90% of revenues. The
company has developed expertise in
Internet and e-commerce segments.
-----------------------------------------------------------------
                                                      $ 2,260,143
-----------------------------------------------------------------
Conglomerates -- 3.4%
-----------------------------------------------------------------
Larsen and Toubro Ltd.                      189,000   $   792,156
One of India's largest engineering &
construction companies.
-----------------------------------------------------------------
                                                      $   792,156
-----------------------------------------------------------------
Diversified Industry -- 4.3%
-----------------------------------------------------------------
Enkay Texofood Industries Ltd.(2)               500   $        45
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
Sterlite Industries Ltd.                    300,000       988,110
Market leader in telecom cable &
non-ferrous metal (copper). Sterlite is
globally competitive due to its size of
operation & vertical integration.
-----------------------------------------------------------------
                                                      $   988,155
-----------------------------------------------------------------
Drugs -- 2.5%
-----------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.           50,059   $   577,212
One of the smaller fastest growing
domestic pharmaceutical companies in
India.
-----------------------------------------------------------------
                                                      $   577,212
-----------------------------------------------------------------
Electrical Equipment -- 7.7%
-----------------------------------------------------------------
Bharat Heavy Electricals Ltd.               514,000   $ 1,800,321
India's major supplier & designer of
electrical power equipment.
-----------------------------------------------------------------
                                                      $ 1,800,321
-----------------------------------------------------------------
Entertainment -- 0.6%
-----------------------------------------------------------------
Mukta Arts Ltd.                              28,886   $   142,017
India's leading film production company.
-----------------------------------------------------------------
                                                      $   142,017
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES      VALUE
-----------------------------------------------------------------
Health and Personal Care -- 5.9%
-----------------------------------------------------------------
Cipla Ltd.                                   61,000   $ 1,364,202
Market leader in anti-asthmatic, and
anti-cancer entering into segments of
cardiovascular and dermatology.
Wockhardt Ltd.(2)                             1,900         1,302
Wockhardt Ltd.                                  800         7,299
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain
killer segments.
-----------------------------------------------------------------
                                                      $ 1,372,803
-----------------------------------------------------------------
Household Products -- 4.8%
-----------------------------------------------------------------
Hindustan Lever Ltd.                        254,000   $ 1,122,813
India's biggest company in consumer
products.
-----------------------------------------------------------------
                                                      $ 1,122,813
-----------------------------------------------------------------
Information Technology -- 3.9%
-----------------------------------------------------------------
Rediff.com India Ltd. ADR(1)                  8,000   $    20,000
A leading Internet portal, which
develops and aggregates content (news,
editorial, stocks etc.), provides
e-commerce services.
Wipro Ltd. (1)                               17,500       877,187
India's largest IT services company.
-----------------------------------------------------------------
                                                      $   897,187
-----------------------------------------------------------------
Investment Services -- 1.4%
-----------------------------------------------------------------
ICICI Ltd. ADR                               30,000   $   315,000
Development finance company supporting
infrastructure projects.
-----------------------------------------------------------------
                                                      $   315,000
-----------------------------------------------------------------
Lodging and Gaming -- 0.0%
-----------------------------------------------------------------
Hotel Leelaventure Ltd.                          50   $        26
A hotel in India.
-----------------------------------------------------------------
                                                      $        26
-----------------------------------------------------------------
Manufacturing -- 3.0%
-----------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.                 48,000   $   691,260
Subsidiary of British Gas involved in
gas distribution in India.
-----------------------------------------------------------------
                                                      $   691,260
-----------------------------------------------------------------
                                          SHARES      VALUE
-----------------------------------------------------------------
Media -- 3.2%
-----------------------------------------------------------------
UTV Software Communications Ltd.(3)         137,200   $   734,790
A Pan-Asian media company, engaged in
providing television software for
terrestrial and satellite
television channels.
-----------------------------------------------------------------
                                                      $   734,790
-----------------------------------------------------------------
Metals - Industrial -- 7.5%
-----------------------------------------------------------------
Hindalco Industries Ltd. GDR                 50,000   $   912,500
India's second largest aluminum producer
and lowest cost producer in the world.
Tata Iron and Steel Co. Ltd.                300,000       836,118
India's most profitable steel company.
-----------------------------------------------------------------
                                                      $ 1,748,618
-----------------------------------------------------------------
Multi-Industry -- 7.2%
-----------------------------------------------------------------
ITC Ltd.                                     87,000   $ 1,671,041
Dominant tobacco company in India. The
Company also has interests in financial
services, hotels, paper, packaging,
printing, real estate, and international
export.
-----------------------------------------------------------------
                                                      $ 1,671,041
-----------------------------------------------------------------
Personal Products and Chemicals -- 0.4%
-----------------------------------------------------------------
Nirma Ltd. (1)                                5,970   $    90,017
A major leader in the soap and detergent
market.
-----------------------------------------------------------------
                                                      $    90,017
-----------------------------------------------------------------
Property -- 0.0%
-----------------------------------------------------------------
Gesco Corp. Ltd.(2)                              70   $        70
Engaged in real estate & property
development.
Division of GE Shipping.
-----------------------------------------------------------------
                                                      $        70
-----------------------------------------------------------------
Transportation -- 1.5%
-----------------------------------------------------------------
Great Eastern Shipping Co. Ltd.             460,076   $   345,944
Diversified company with interests in
shipping and property development.
-----------------------------------------------------------------
                                                      $   345,944
-----------------------------------------------------------------
Total Common Stocks
   (identified cost $19,868,703)                      $19,648,764
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

CORPORATE BONDS -- 0.0%

                                          PAR VALUE   VALUE
-----------------------------------------------------------------
Miscellaneous Materials and Commodities -- 0.0%
-----------------------------------------------------------------
Flex Industries Ltd.(3)                   $ 812,060   $         0
Maker of BOPP, a material for packaging
consumer goods.
-----------------------------------------------------------------
Total Corporate Bonds
   (identified cost $26,133)                          $         0
-----------------------------------------------------------------
Total India
   (identified cost $19,894,836)                      $19,648,764
-----------------------------------------------------------------
Total Investments -- 84.6%
   (identified cost $19,894,836)                      $19,648,764
-----------------------------------------------------------------
Other Assets, Less Liabilities -- 15.4%               $ 3,587,242
-----------------------------------------------------------------
Net Assets -- 100.0%                                  $23,236,006
-----------------------------------------------------------------

 Company descriptions are unaudited.

 ADR - American Depositary Receipt
 GDR - Global Depositary Receipt

 (1)  Non-income producing security.

 (2) The above securities held by the Portfolio on December 31, 2000 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At December 31, 2000 the aggregate value of these securities amounted to $491,042 representing 2.1% of the Portfolio's net assets (Note 5).

 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                          PERCENTAGE
  COMPANY                         INDUSTRY SECTOR         OF NET ASSETS  VALUE
  ---------------------------------------------------------------------------------
  Bharat Heavy Electricals Ltd.   Electrical Equipment           7.7%    $1,800,321
  ITC Ltd.                        Multi-Industry                 7.2      1,671,041
  Reliance Industries Ltd.        Chemicals                      6.6      1,545,355
  Cipla Ltd.                      Health and
                                    Personal Care                5.9      1,364,202
  Hindustan Lever Ltd.            Household Products             4.8      1,122,813
  Satyam Computer Services Ltd.   Computer Software              4.3        997,172
  Sterlite Industries Ltd.        Diversified Industry           4.3        988,110
  HDFC Bank Ltd.                  Banking and Finance            4.1        953,299
  Hindalco Industries Ltd. GDR    Metals - Industrial            3.9        912,500
  Wipro Ltd.                      Information Technology         3.8        877,187

INDUSTRY CONCENTRATION -- BELOW ARE THE
TOP TEN INDUSTRY SECTORS REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Computer Software                                9.7%    $2,260,143
Electrical Equipment                             7.7      1,800,321
Metals -- Industrial                             7.5      1,748,618
Multi-Industry                                   7.2      1,671,041
Chemicals                                        6.6      1,545,355
Health and Personal Care                         5.9      1,372,803
Banking and Finance                              5.9      1,361,618
Household Products                               4.8      1,122,813
Diversified Industry                             4.3        988,155
Information Technology                           3.9        897,187

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $19,894,836)         $19,648,764
Foreign currency, at value
   (identified cost, $93,810)                  93,850
Receivable for investments sold             4,538,908
Interest and dividends receivable               7,886
Prepaid expenses                                  232
-----------------------------------------------------
TOTAL ASSETS                              $24,289,640
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   829,714
Demand note payable                           100,000
Trustees' fees payable                            833
Accrued expenses and other liabilities        123,087
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,053,634
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $23,236,006
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $23,483,858
Net unrealized depreciation (computed on
   the basis of identified cost)             (247,852)
-----------------------------------------------------
TOTAL                                     $23,236,006
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
------------------------------------------------------
Dividends                                 $    244,414
Interest                                         3,505
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    247,919
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    263,274
Administration fee                              87,610
Trustees fees and expenses                       6,300
Custodian fee                                  180,326
Legal and accounting services                   84,635
Miscellaneous                                   13,813
------------------------------------------------------
TOTAL EXPENSES                            $    635,958
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     24,257
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     24,257
------------------------------------------------------

NET EXPENSES                              $    611,701
------------------------------------------------------

NET INVESTMENT LOSS                       $   (363,782)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign taxes,
      $2,454,549)                         $  6,959,588
   Foreign currency transactions              (350,361)
------------------------------------------------------
NET REALIZED GAIN                         $  6,609,227
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(22,318,624)
   Foreign currency                             (2,646)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(22,321,270)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(15,712,043)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(16,075,825)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (363,782) $        (411,907)
   Net realized gain                              6,609,227         21,356,789
   Net change in unrealized appreciation
      (depreciation)                            (22,321,270)        13,106,670
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (16,075,825) $      34,051,552
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      11,562,415  $      10,651,675
   Withdrawals                                  (20,528,752)       (49,158,808)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      (8,966,337) $     (38,507,133)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (25,042,162) $      (4,455,581)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      48,278,168  $      52,733,749
------------------------------------------------------------------------------
AT END OF YEAR                            $      23,236,006  $      48,278,168
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
INCREASE (DECREASE) IN CASH               DECEMBER 31, 2000
-----------------------------------------------------------
Cash Flows From (For) Operating
   Activities --
   Purchase of investments                $     (39,462,478)
   Proceeds from sale of investments             48,479,114
   Dividends, interest and tax reclaims
      received                                      270,772
   Operating expenses paid                         (616,154)
   Foreign taxes paid                            (2,454,549)
   Foreign currency transactions                  1,783,013
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $       7,999,718
-----------------------------------------------------------
Cash Flows From (For) Financing
   Activities --
   Proceeds from capital contributions    $      11,562,415
   Proceeds from loan                               100,000
   Payments for capital withdrawals             (20,528,752)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $      (8,866,337)
-----------------------------------------------------------

NET DECREASE IN CASH                      $        (866,619)
-----------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $         866,619
-----------------------------------------------------------

CASH AT END OF YEAR                       $              --
-----------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net decrease in net assets from
   operations                             $     (16,075,825)
Increase in receivable for investments
   sold                                          (4,518,580)
Decrease in foreign currency                      2,136,020
Decrease in dividends and other
   receivables                                       22,853
Increase in prepaid expenses                           (232)
Increase in payable for investments
   purchased                                        829,714
Decrease in payable to affiliate                        (60)
Decrease in accrued expenses and other
   liabilities                                       18,685
Net decrease in investments                      25,587,143
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $       7,999,718
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------
                                    2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.82%       2.09%       1.97%       1.61%        1.51%
   Expenses after custodian
      fee reduction                  1.75%       2.07%       1.87%       1.58%        1.28%
   Net investment loss              (1.04)%     (0.94)%     (0.16)%     (0.20)%      (0.11)%
Portfolio Turnover                    133%         80%         60%         48%          46%
-------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $23,236     $48,278     $52,734     $84,175     $106,923
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains in certain countries. During the year ended December 31, 2000, the Fund paid or accrued $970,325 pursuant to such requirement.

   In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of December 31, 2000, the Fund had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2000, the adviser fee was 0.75% of average daily net assets and amounted to $263,274. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2000, the administration fee was 0.25% of average net assets and amounted to $87,610. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 2000, purchases and sales of investments, other than short-term obligations, aggregated $40,292,192 and $52,997,694 respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $20,431,681
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,039,295
    Gross unrealized depreciation              (3,822,212)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (782,917)
    -----------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the

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
SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At December 31, 2000, the Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2000.

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
SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SOUTH ASIA PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 2000, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended, and the supplementary data for each of the years in the five-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 2000, and the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 16, 2001

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
EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT


SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

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